cik 1007800

07050741

CERTIVAS

NASDAQ

THE NASDAQ STOCK MARKET
LISTING QUALIFICATIONS DEPARTMENT
9600 BLACKWELL ROAD
ROCKVILLE, MD 20850

RECD S.E.C.
APR 1 1 2007
1086

1-33403

Jeffrey S Davis
Vice President
Office of General Counsel

By Facsimile and First Class Mail

April 11, 2007

PROCESSED
APR 1 3 2007
THOMSON FINANCIAL

Mr. Brian K. Johnson
Office of Filings and Information Services
U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Dear Mr. Johnson:

This is to certify that on April 11, 2007 The Nasdaq Stock Market (the "Exchange") received from Sipex Corporation (the "Registrant") a copy of the Registrant's application on Form 8-A 12(b) for the registration of the following security:

Common Stock, $0.01 par value

We further certify that the security described above has been approved by the Exchange for listing and registration.

We understand that the Registrant is seeking immediate acceleration of the effective date of registration, and we hereby join in such request.

Sincerely,

END